Tax Effects of Temporary Differences to Significant Portions of Deferred Tax Assets (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2010
Components Of Deferred Tax Assets And Liabilities [Line Items]
Impairment of asset		$ 5,751,000
Net operating loss and carryforwards	9,558,000	5,586,000
Allowance for doubtful accounts		348,000
Equity-based compensation expense	207,000	111,000
Deferred rent	127,000
Accrued compensation	41,000
Total deferred tax assets	9,933,000	11,796,000
Fixed assets	(23,000)	(77,000)
Other	(25,000)	(68,000)
Total deferred tax liabilities	(64,000)	(443,000)
Net deferred tax asset (liability before valuation allowance	9,869,000	11,353,000
Valuation allowance	(9,869,000)	(11,353,000)	(11,100,000)
Total net deferred tax assets
Origination Fee Income
Components Of Deferred Tax Assets And Liabilities [Line Items]
Origination fee income		(85,000)
Partnership Income
Components Of Deferred Tax Assets And Liabilities [Line Items]
Origination fee income	$ (16,000)	$ (213,000)